Significant Accounting Policies - Schedule of condensed consolidated balance sheet (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Gross proceeds		$ 189,750,000
Less:
Proceeds allocated to Public Warrants		(4,204,248)
Common stock issuance costs		(7,701,178)
Plus:
Accretion of redeemable common stock	$ 1,279,617	15,680,910
Contingently redeemable common stock	9,959,265	$ 193,525,484	$ 191,647,500
Less:
Partial redemption	$ (184,845,836)